Statements of Operations - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income Statement [Abstract]
Revenues	$ 2,504,896	$ 2,075,755	$ 987,883
Cost of revenues	1,722,104	1,106,447	500,696
Gross profit	782,792	969,308	487,187
Operating expenses
Research and development, net	1,021,869	706,021	781,417
Sales and marketing	604,114	241,114	22,551
General and administrative	2,840,660	595,074	74,169
Total operating expenses	4,466,643	1,542,209	878,138
Loss from operations	3,683,851	572,901	390,951
Financial expenses, net	4,495	251,323	249,392
Net loss	$ 3,688,346	$ 824,224	$ 640,343
Basic and diluted net loss attributable to shareholders per ordinary share (in Dollars per share)	$ 0.49	$ 0.24	$ 0.26
Weighted average number of ordinary shares used in computing loss per ordinary share (in Shares)	7,528,038	3,464,470	2,483,988